Exhibit 99.11

Data Compare Summary (Total)
Run Date - 4/22/2026 9:57:07 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	247	0.00%	247
State	0	247	0.00%	247
Zip	0	247	0.00%	247
Note Date	1	247	0.40%	247
Original Loan Amount	0	247	0.00%	247
Amortization Term	1	247	0.40%	247
Original Interest Rate	1	247	0.40%	247
Borrower Qualifying FICO	8	247	3.24%	247
Amortization Type	1	247	0.40%	247
Representative FICO	4	247	1.62%	247
Property Type	2	247	0.81%	247
Interest Only	0	247	0.00%	247
Lien Position	0	247	0.00%	247
Occupancy	0	247	0.00%	247
Purpose	0	247	0.00%	247
Appraised Value	1	247	0.40%	247
Contract Sales Price	7	247	2.83%	247
Balloon Flag	0	247	0.00%	247
Original CLTV	2	247	0.81%	247
Original LTV	2	247	0.81%	247
Origination Channel	0	247	0.00%	247
Appraisal Effective Date	3	247	1.21%	247
Investor: Qualifying Total Debt Ratio	11	247	4.45%	247
Initial Rate Lock Date	38	247	15.38%	247
Coborrower Qualifying FICO	2	147	1.36%	247
Total	84	6,075	1.38%	247